Personnel expenses (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Global [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	19,020,000	28,992,000	26,225,334
Global [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	9,095,000
Global [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	643,828	1,436,867	1,198,073
Global [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	293,799	434,140	445,208
Global [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	1,139,060	1,781,759	2,023,075
Global [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	106,147
Santander Brasil Bank Shares [Member] | Local [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2019 to 12/2021
Period of exercise settlements	2022 and 2023
Period balance of plan		40,403	4,216,667
Santander Brasil Bank Shares [Member] | Local [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 12/2022
Period of exercise settlements	2023
Period balance of plan		4,002,000	3,668,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 12/2022
Period of exercise settlements	2023 and 2024
Period balance of plan			2,986,667
Santander Brasil Bank Shares [Member] | Local [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 10/2024
Period of exercise settlements	2024
Period balance of plan	18,270,000	23,490,000	13,520,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2023 to 12/2026
Period of exercise settlements	2026
Period balance of plan	750,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2023
Period of exercise settlements	2023
Period balance of plan		1,500,000	1,834,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Seven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	07/2019 to 06/2022
Period of exercise settlements	2022
Period balance of plan		111,066	111,962
Santander Brasil Bank Shares [Member] | Local [Member] | Period Eight [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	09/2020 to 09/2022
Period of exercise settlements	2022
Period balance of plan		304,594	301,583
Santander Brasil Bank Shares [Member] | Local [Member] | Period Nine [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 09/2023
Period of exercise settlements	2023
Period balance of plan		209,278	249,666
Santander Brasil Bank Shares [Member] | Local [Member] | Period Ten [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2022
Period of exercise settlements	2023
Period balance of plan		139,163	177,252
Santander Brasil Bank Shares [Member] | Local [Member] | Period Eleven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2023
Period of exercise settlements	2024
Period balance of plan	292,537	343,863	327,065
Santander Brasil Bank Shares [Member] | Local [Member] | Period Twelve [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 01/2024
Period of exercise settlements	2024
Period balance of plan	217,291	222,178	30,545
Santander Brasil Bank Shares [Member] | Local [Member] | Period Thirteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2022 to 12/2025
Period of exercise settlements	2025
Period balance of plan	118,363	66,323
Santander Brasil Bank Shares [Member] | Local [Member] | Period Fourteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2023 to 12/2026
Period of exercise settlements	2026
Period balance of plan	15,637
Santander Spain Shares And Options [Member] | Global [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2023
Period balance of plan	80,412	159,253	309,576
Santander Spain Shares And Options [Member] | Global [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2023, with limit for options' exercise until 2030
Period balance of plan	420,394	832,569	1,618,445
Santander Spain Shares And Options [Member] | Global [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	02/2024
Period balance of plan	117,601	124,184	135,632
Santander Spain Shares And Options [Member] | Global [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	02/2024, with a limit for exercising the options until 02/2029
Period balance of plan	350,839	370,477	404,630
Santander Spain Shares And Options [Member] | Global [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2025
Period balance of plan	95,786	150,703
Santander Spain Shares And Options [Member] | Global [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2025, with a limit for exercising the options until 2030
Period balance of plan	367,827	578,713
Santander Spain Shares And Options [Member] | Global [Member] | Period Seven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2026
Period balance of plan	199,680	199,680
Santander Spain Shares And Options [Member] | Global [Member] | Period Eight [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2026, with a limit for exercising the options until 2033
Period balance of plan	537,637	537,637
Santander Spain Shares And Options [Member] | Global [Member] | Period Nine [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2023, with a limit for exercising the options until 2032
Period balance of plan	9,095,000
Santander Spain Shares And Options [Member] | Global [Member] | Period Ten [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	12/2023
Period balance of plan	106,147